Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	$ 512,601
Balance at ending	349,440	$ 512,601
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	157,116
Balance at ending	94,066	157,116
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	328,986
Balance at ending	228,572	328,986
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	453
Balance at ending	133	453
Computer and software [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	14,249
Balance at ending	16,976	14,249
Tools and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	11,797
Balance at ending	9,692	11,797
Setup costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning
Balance at ending
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	2,974,338	2,957,628
Balance at ending	3,010,505	2,974,338
Cost, Additions	36,167	16,710
Cost [Member] | Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	580,776	580,776
Balance at ending	580,776	580,776
Cost, Additions
Cost [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	1,271,473	1,263,974
Balance at ending	1,299,458	1,271,473
Cost, Additions	27,985	7,499
Cost [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	163,968	163,968
Balance at ending	163,968	163,968
Cost, Additions
Cost [Member] | Computer and software [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	78,795	69,738
Balance at ending	85,867	78,795
Cost, Additions	7,072	9,057
Cost [Member] | Tools and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	198,109	197,955
Balance at ending	199,219	198,109
Cost, Additions	1,110	154
Cost [Member] | Setup costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	681,217	681,217
Balance at ending	681,217	681,217
Cost, Additions
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	2,461,737	2,268,111
Balance at ending	2,661,065	2,461,737
Accumulated depreciation, Depreciation	199,328	193,626
Accumulated depreciation [Member] | Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	423,660	365,582
Balance at ending	486,710	423,660
Accumulated depreciation, Depreciation	63,050	58,078
Accumulated depreciation [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	942,487	815,535
Balance at ending	1,070,886	942,487
Accumulated depreciation, Depreciation	128,399	126,952
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	163,515	162,085
Balance at ending	163,835	163,515
Accumulated depreciation, Depreciation	320	1,430
Accumulated depreciation [Member] | Computer and software [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	64,546	60,939
Balance at ending	68,891	64,546
Accumulated depreciation, Depreciation	4,345	3,607
Accumulated depreciation [Member] | Tools and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	186,312	182,753
Balance at ending	189,526	186,312
Accumulated depreciation, Depreciation	3,214	3,559
Accumulated depreciation [Member] | Setup costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	681,217	681,217
Balance at ending	681,217	681,217
Accumulated depreciation, Depreciation